Note 17 - Debt (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Debt [Table Text Block]
December 31, 2021
2018 Convertible Notes	$19,862
2019 Convertible Notes	27,498
2020 Convertible Notes	15,294
Cantor Loan	7,522
Columbia Loan	38,297
Total debt	108,473
Less deferred financing costs	—
Total debt less deferred financing fees	108,473
Less: Current portion	—
Total non-current debt, net of deferred financing fees	$108,473